Regulatory Capital (Summary of Regulatory Capital Position) (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Capital
Common Equity Tier 1 Capital	$ 80,679	$ 82,317
Tier 1 Capital	91,154	92,752
Total Capital	101,789	103,648
Risk-weighted assets used in the calculation of capital ratios	$ 579,424	$ 571,161
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	13.90%	14.40%
Tier 1 Capital ratio	15.70%	16.20%
Total Capital ratio	17.60%	18.10%
Leverage ratio	4.40%	4.40%
TLAC Ratio	30.80%	32.70%
TLAC Leverage Ratio	8.60%	8.90%